Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 94,077,366	$ 73,271,611	$ 33,299,345
Transaction costs relating to share issues, amount	75,937,746	51,053,411	41,172,232
At reporting date, amount	$ 136,469,389	$ 94,077,366	$ 73,271,611
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	866,239,815	748,152,935
Shares issued during the year,shares	308,010,583	102,769,866
Exercise of performance rights (shares issued during the year).shares	6,908,380	3,200,000
Conversion of convertible notes, shares (shares issued during the period)	6,147,431	12,117,014
At reporting date, shares	1,187,306,209	866,239,815	748,152,935
At the beginning of reporting period, amount	$ 357,745,803	$ 303,760,351
Shares issued during the year,amount	80,082,752	53,440,330
Transaction costs relating to share issues, amount	(4,145,006)	(2,386,919)
Exercise of performance rights (shares issued during the year),amount	1,881,688	872,250
Conversion of convertible notes, amount (shares issued during the period)	1,045,012	2,059,791
At reporting date, amount	$ 436,610,249	$ 357,745,803	$ 303,760,351